FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
	PCOAX	POPBX	PCOCX	POPMX	PCORX	PYCOX

Putnam Capital Opportunities Fund

Summary prospectus
8|30|09

A world of investing.℠

Putnam INVESTMENTS

Putnam Capital
Opportunities Fund

Before you invest, you may wish to review the fund’s prospectus, which contains more information about the fund and its risks. You may obtain the prospectus and other information about the fund, including the statement of additional information (SAI) and most recent reports to shareholders, at no cost by visiting putnam.com/funddocuments, calling 1-800-225-1581, or e-mailing Putnam at funddocuments@putnam.com.

The fund’s prospectus and SAI, both dated 8/30/09, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders dated 4/30/09, are incorporated by reference into this summary prospectus.

Goal

Putnam Capital Opportunities Fund seeks long-term growth of capital.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares beginning on page 11 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI. Further information can also be found at putnam.com.

Shareholder fees (fees paid directly from your investment)

		Maximum deferred
	Maximum sales	sales charge (load) (as
	charge (load)	a percentage of original	Maximum redemption
	imposed on purchases	purchase price or	fee (as a percentage
	(as a percentage of	redemption proceeds,	of total redemption
Share class	offering price)	whichever is lower)	proceeds)

Class A	5.75%	NONE*	1.00%
Class B	NONE	5.00%**	1.00%
Class C	NONE	1.00%	1.00%
Class M	3.50%	NONE *	1.00%
Class R	NONE	NONE	1.00%
Class Y	NONE	NONE	1.00%

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Annual fund operating expenses***
(expenses you pay each year as a percentage of the value of your investment)

					Total
		Distribution		Acquired fund	annual fund
	Management	and service	Other	operating	operating
Share class	fee	(12b-1) fee	expenses	expenses****	expenses

Class A	0.65%	0.25%	0.50%	0.01%	1.41%
Class B	0.65%	1.00%	0.50%	0.01%	2.16%
Class C	0.65%	1.00%	0.50%	0.01%	2.16%
Class M	0.65%	0.75%	0.50%	0.01%	1.91%
Class R	0.65%	0.50%	0.50%	0.01%	1.66%
Class Y	0.65%	N/A	0.50%	0.01%	1.16%

* A deferred sales charge of 1.00% on class A shares and of 0.65% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.

** This charge is phased out over six years.

*** Annual operating expenses have been revised to reflect projected expenses based on a new expense arrangement and the fund’s current (6/30/09) asset level. For information regarding expense limitations, see Charges and Expenses in the SAI.

**** Estimate of expenses attributable to the fund’s investments in other investment companies.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$710	$996	$1,302	$2,169
Class B	$719	$976	$1,359	$2,303*
Class B
(no redemption)	$219	$676	$1,159	$2,303*
Class C	$319	$676	$1,159	$2,493
Class C
(no redemption)	$219	$676	$1,159	$2,493
Class M	$537	$929	$1,345	$2,505
Class R	$169	$523	$902	$1,965
Class Y	$118	$368	$638	$1,409

* Reflects conversion of class B shares to class A shares, which pay lower 12b-1 fees. Such conversions occur automatically eight years after purchase.

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Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 58%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of small and midsize U.S. companies (growth or value stocks or both) that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance

The performance information below gives some indication of the risks and potential rewards associated with an investment in the fund and why a long-term investment horizon is important. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Average annual total returns after sales charges
(for periods ending 12/31/08)

Share class	1 year	5 years	10 years

Class A before taxes	–38.79%	–3.30%	2.54%
Class A after taxes on
distributions	–38.88%	–4.57%	1.19%
Class A after taxes on
distributions and sale of
fund shares	–25.11%	–2.53%	1.93%
Class B before taxes	–38.82%	–3.15%	2.37%
Class C before taxes	–36.18%	–2.87%	2.39%
Class M before taxes	–37.64%	–3.31%	2.25%
Class R before taxes	–35.16%	–2.39%	2.89%
Class Y before taxes	–34.92%	–1.91%	3.37%
Russell 2500 Index
(no deduction for fees,
expenses or taxes)	–36.79%	–0.98%	4.08%

After-tax returns reflect the highest individual federal income tax rates but not state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-deferred arrangement.

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Your fund’s management

Investment advisor	Portfolio manager
Putnam Investment Management, LLC	Joseph Joseph, Portfolio Manager
Portfolio manager of fund since 1999

Purchase and sale of fund shares

Purchasing shares

To open a fund account and purchase fund shares, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581 to obtain a Putnam account application. Complete the application and mail it, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383.

Minimum initial investment: $500 (currently waived, although Putnam reserves the right to reject initial investments under the minimum at its discretion). There is no minimum for subsequent investments.

Selling or exchanging shares

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. These distributions may be taxed as ordinary income or as capital gains, except if the shares are held through a qualified retirement plan.

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Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s Web site for more information.

Additional information, including current performance, is available at putnam.com/funddocuments, by calling 1-800-225-1581, or by e-mailing Putnam at funddocuments@putnam.com.

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Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

NP068 257395 8/09 Putnam Retail Management